Note 18 - Leases	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
18.	LEASES

The Company has operating leases for its facilities used for manufacturing, research and development, sales and administration. There are also operating and finance leases related to manufacturing equipment, office equipment and vehicles. These leases have remaining lease terms ranging from 1 year to 9 years. Certain of the leases contain options to extend the term of the lease and certain of the leases contain options to terminate the lease within a specified period of time. These options to extend or terminate a lease are included in the lease term only when it is reasonably likely that the Company will elect that option. The Company is not a party to any material sublease arrangements.

The components of lease expense, which are included in cost of sales, research and development costs, and selling, general and administrative expense, based on the underlying use of the ROU asset, were as follows:

	Year Ended December 31,
	2025	2024	2023
Amortization of ROU assets - finance leases	$415	$819	$491
Interest on lease liabilities - finance leases	83	190	121
Operating lease cost (cost resulting from lease payments)	9,997	9,441	8,127
Short-term lease cost	361	57	207
Variable lease cost (cost excluded from lease payments)	1,302	1,218	397
Total lease cost	$12,158	$11,725	$9,343

Supplemental cash flow information related to leases is as follows:

	Year Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$10,063	$9,099	$8,090
Operating cash flows from finance leases	83	190	121
Finance cash flows from finance leases	418	790	527
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	4,763	6,870	5,999
Finance leases	83	1,309	199

Supplemental balance sheet information related to leases was as follows:

	2025	2024
Operating Leases:
Operating lease right-of-use assets	$22,868	$25,125
Operating lease liability, current	8,029	7,954
Operating lease liability, long-term	15,867	17,763
Total operating lease liabilities	$23,896	$25,717

Finance Leases:
Property, plant and equipment, gross	$2,933	$2,596
Accumulated depreciation	(1,768)	(1,185)
Property, plant and equipment, net	$1,165	$1,411
Other current liabilities	$423	$374
Other long-term liabilities	838	1,054
Total finance lease liabilities	$1,261	$1,428

	2025	2024	2023
Weighted-Average Remaining Lease Term:
Operating leases (in years)	4.0	4.5	4.3
Finance leases (in years)	3.1	3.9	4.3

Weighted-Average Discount Rate:
Operating leases	6.0%	6.0%	6.0%
Finance leases	6.0%	6.0%	6.0%

Our discount rate is based on our incremental borrowing rate, as adjusted based on the geographic regions in which our lease assets are located.

Maturities of lease liabilities were as follows as of December 31, 2025:

Year Ending	Operating	Finance
December 31,	Leases	Leases
2026	$9,203	$492
2027	6,151	400
2028	4,743	347
2029	2,718	104
2030	1,696	34
Thereafter	2,434	-
Total undiscounted cash flows	26,945	1,377
Less imputed interest	(3,049)	(116)
Present value of lease liabilities	$23,896	$1,261